Schedule of Net Loss per Common Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Net (loss) from continuing operations	$ (48,411,830)	$ (14,821,513)
Income (loss) from discontinued operations	(997,802)	(261,528)
Net loss and comprehensive loss	(49,409,632)	(15,083,041)
Deemed Dividend	(2,293,301)
Loss attributable to shareholders	$ (51,702,933)	$ (15,083,041)
Denominator for basic earnings per share - Weighted- average common shares issued and outstanding during the period	54,441,190	30,877,804
Denominator for diluted earnings per share	54,441,190	30,877,804
Basic (loss) per share	$ (0.91)	$ (0.49)
Diluted (loss) per share	(0.91)	(0.49)
Loss per shares attributed to common shareholders	$ (0.95)